Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Credit protection sold/purchased
Credit protection sold	SFr (238.6)	SFr (375.2)
Credit protection purchased	228.9	359.6
Net credit protection (sold)/purchased	(9.7)	(15.6)
Other protection purchased	83.4	87.7
Fair value of credit protection sold	0.0	(1.2)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.8)	(9.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(51.7)	(76.9)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(157.4)	(272.8)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(29.5)	(25.5)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(28.0)	(48.4)
Credit protection purchased	25.8	45.1
Net credit protection (sold)/purchased	(2.2)	(3.3)
Other protection purchased	7.2	8.4
Fair value of credit protection sold	(0.8)	(1.2)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(210.6)	(326.8)
Credit protection purchased	203.1	314.5
Net credit protection (sold)/purchased	(7.5)	(12.3)
Other protection purchased	76.2	79.3
Fair value of credit protection sold	0.8	0.0
Investment grade
Credit protection sold/purchased
Credit protection sold	(187.4)	(287.3)
Credit protection purchased	181.3	277.5
Net credit protection (sold)/purchased	(6.1)	(9.8)
Other protection purchased	55.5	64.0
Fair value of credit protection sold	0.7	0.6
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(51.2)	(87.9)
Credit protection purchased	47.6	82.1
Net credit protection (sold)/purchased	(3.6)	(5.8)
Other protection purchased	27.9	23.7
Fair value of credit protection sold	(0.7)	(1.8)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(102.7)	(231.7)
Credit protection purchased	95.5	220.1
Net credit protection (sold)/purchased	(7.2)	(11.6)
Other protection purchased	32.4	44.8
Fair value of credit protection sold	(0.3)	(1.0)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(24.2)	(52.6)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(72.7)	(170.6)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(5.8)	(8.5)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(27.7)	(47.5)
Credit protection purchased	25.6	44.0
Net credit protection (sold)/purchased	(2.1)	(3.5)
Other protection purchased	6.5	8.4
Fair value of credit protection sold	(0.9)	(1.2)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(75.0)	(184.2)
Credit protection purchased	69.9	176.1
Net credit protection (sold)/purchased	(5.1)	(8.1)
Other protection purchased	25.9	36.4
Fair value of credit protection sold	0.6	0.2
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(72.4)	(172.8)
Credit protection purchased	67.4	164.8
Net credit protection (sold)/purchased	(5.0)	(8.0)
Other protection purchased	14.3	30.7
Fair value of credit protection sold	0.7	1.4
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.3)	(58.9)
Credit protection purchased	28.1	55.3
Net credit protection (sold)/purchased	(2.2)	(3.6)
Other protection purchased	18.1	14.1
Fair value of credit protection sold	(1.0)	(2.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(135.9)	(143.5)
Credit protection purchased	133.4	139.5
Net credit protection (sold)/purchased	(2.5)	(4.0)
Other protection purchased	51.0	42.9
Fair value of credit protection sold	0.3	(0.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(27.5)	(24.3)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(84.7)	(102.2)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(23.7)	(17.0)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(0.3)	(0.9)
Credit protection purchased	0.2	1.1
Net credit protection (sold)/purchased	(0.1)	0.2
Other protection purchased	0.7	0.0
Fair value of credit protection sold	0.1	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(135.6)	(142.6)
Credit protection purchased	133.2	138.4
Net credit protection (sold)/purchased	(2.4)	(4.2)
Other protection purchased	50.3	42.9
Fair value of credit protection sold	0.2	(0.2)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(115.0)	(114.5)
Credit protection purchased	113.9	112.7
Net credit protection (sold)/purchased	(1.1)	(1.8)
Other protection purchased	41.2	33.3
Fair value of credit protection sold	0.0	(0.8)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(20.9)	(29.0)
Credit protection purchased	19.5	26.8
Net credit protection (sold)/purchased	(1.4)	(2.2)
Other protection purchased	9.8	9.6
Fair value of credit protection sold	0.3	0.6
Bank
Credit protection sold/purchased
Credit protection sold	(238.6)	(375.2)
Credit protection purchased	228.9	359.6
Net credit protection (sold)/purchased	(9.7)	(15.6)
Other protection purchased	83.4	87.7
Fair value of credit protection sold	0.0	(1.2)
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.8)	(9.8)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(51.7)	(76.9)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(157.4)	(272.8)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(29.5)	(25.5)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(28.0)	(48.4)
Credit protection purchased	25.8	45.1
Net credit protection (sold)/purchased	(2.2)	(3.3)
Other protection purchased	7.2	8.4
Fair value of credit protection sold	(0.8)	(1.2)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(210.6)	(326.8)
Credit protection purchased	203.1	314.5
Net credit protection (sold)/purchased	(7.5)	(12.3)
Other protection purchased	76.2	79.3
Fair value of credit protection sold	0.8	0.0
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(187.4)	(287.3)
Credit protection purchased	181.3	277.5
Net credit protection (sold)/purchased	(6.1)	(9.8)
Other protection purchased	55.5	64.0
Fair value of credit protection sold	0.7	0.6
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(51.2)	(87.9)
Credit protection purchased	47.6	82.1
Net credit protection (sold)/purchased	(3.6)	(5.8)
Other protection purchased	27.9	23.7
Fair value of credit protection sold	(0.7)	(1.8)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(102.7)	(231.7)
Credit protection purchased	95.5	220.1
Net credit protection (sold)/purchased	(7.2)	(11.6)
Other protection purchased	32.4	44.8
Fair value of credit protection sold	(0.3)	(1.0)
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(24.2)	(52.6)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(72.7)	(170.6)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(5.8)	(8.5)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(27.7)	(47.5)
Credit protection purchased	25.6	44.0
Net credit protection (sold)/purchased	(2.1)	(3.5)
Other protection purchased	6.5	8.4
Fair value of credit protection sold	(0.9)	(1.2)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(75.0)	(184.2)
Credit protection purchased	69.9	176.1
Net credit protection (sold)/purchased	(5.1)	(8.1)
Other protection purchased	25.9	36.4
Fair value of credit protection sold	0.6	0.2
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(72.4)	(172.8)
Credit protection purchased	67.4	164.8
Net credit protection (sold)/purchased	(5.0)	(8.0)
Other protection purchased	14.3	30.7
Fair value of credit protection sold	0.7	1.4
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.3)	(58.9)
Credit protection purchased	28.1	55.3
Net credit protection (sold)/purchased	(2.2)	(3.6)
Other protection purchased	18.1	14.1
Fair value of credit protection sold	(1.0)	(2.4)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(135.9)	(143.5)
Credit protection purchased	133.4	139.5
Net credit protection (sold)/purchased	(2.5)	(4.0)
Other protection purchased	51.0	42.9
Fair value of credit protection sold	0.3	(0.2)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(27.5)	(24.3)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(84.7)	(102.2)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(23.7)	(17.0)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(0.3)	(0.9)
Credit protection purchased	0.2	1.1
Net credit protection (sold)/purchased	(0.1)	0.2
Other protection purchased	0.7	0.0
Fair value of credit protection sold	0.1	0.0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(135.6)	(142.6)
Credit protection purchased	133.2	138.4
Net credit protection (sold)/purchased	(2.4)	(4.2)
Other protection purchased	50.3	42.9
Fair value of credit protection sold	0.2	(0.2)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(115.0)	(114.5)
Credit protection purchased	113.9	112.7
Net credit protection (sold)/purchased	(1.1)	(1.8)
Other protection purchased	41.2	33.3
Fair value of credit protection sold	0.0	(0.8)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(20.9)	(29.0)
Credit protection purchased	19.5	26.8
Net credit protection (sold)/purchased	(1.4)	(2.2)
Other protection purchased	9.8	9.6
Fair value of credit protection sold	SFr 0.3	SFr 0.6